Stock Options - Disclosure of weighted average assumptions used for valuation of stock option grants (Details) - Stock Options [Member]	12 Months Ended
	Mar. 31, 2025 Year $ / shares	Mar. 31, 2024 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price on grant date	$ 7.8	$ 27.2
Exercise price	$ 7.8	$ 27.2
Risk-free interest rate	2.32%	3.40%
Expected life of options | Year	5	5
Annualized volatility	107.00%	103.00%
Forfeiture rate	0.00%	0.00%